Material Accounting Policy Information - Summary of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Earnings Per Share (Detail) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share (EUR per share)
Basic earnings per common share		€ (0.12)	€ (0.3)	[1]
Diluted earnings per common share		€ (0.12)	€ (0.3)	[1]
Net result / (loss) attributable to owners		€ (179)	€ (570)	[1]
Coupons on perpetual securities		48	36		€ 39
Net result / (loss) attributable to owners for basic earnings per share calculation		€ (209)	€ 686
Weighted average shares		1,879	2,010
IFRS 9 and IFRS 17 [member] | Previously stated [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ (0.73)
Diluted earnings per common share			€ (0.73)
Net result / (loss) attributable to owners			€ (1,433)
Coupons on perpetual securities			(36)
Net result / (loss) attributable to owners for basic earnings per share calculation			€ (1,469)
Weighted average shares			2,010
IFRS 9 and IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ 0.43
Diluted earnings per common share			€ 0.43
Net result / (loss) attributable to owners			€ 864
Coupons on perpetual securities			0
Net result / (loss) attributable to owners for basic earnings per share calculation			€ 864
Weighted average shares			0
IFRS 9 and IFRS 17 [member] | Restated after adjustment initial application of accounting standards [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ (0.3)
Diluted earnings per common share			€ (0.3)
Net result / (loss) attributable to owners			€ (569)
Coupons on perpetual securities			(36)
Net result / (loss) attributable to owners for basic earnings per share calculation			€ (605)
Weighted average shares			2,010
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common share	[1]		€ (0.01)
Diluted earnings per common share	[1]		€ (0.01)
Net result / (loss) attributable to owners for basic earnings per share calculation		€ (1)	€ 5
Weighted average shares		490	536
Common share B [member] | IFRS 9 and IFRS 17 [member] | Previously stated [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ (0.02)
Diluted earnings per common share			€ (0.02)
Weighted average shares			536
Common share B [member] | IFRS 9 and IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ 0.01
Diluted earnings per common share			€ 0.01
Weighted average shares			0
Common share B [member] | IFRS 9 and IFRS 17 [member] | Restated after adjustment initial application of accounting standards [member]
Earnings per share (EUR per share)
Basic earnings per common share			€ (0.01)
Diluted earnings per common share			€ (0.01)
Weighted average shares			536

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.